Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Identified intangible assets
Carrying Amount	$ 60,417	$ 60,243
Accumulated Amortization	48,227	42,934
Total identified intangibles, Net	12,190	17,309
Amortization expense	5,293	5,284	5,286
Estimated amortization expense for each of the five succeeding fiscal years and thereafter
2012	4,630
2013	4,611
2014	2,368
2015	429
2016	128
Thereafter	24
Total	12,190
Core deposit premium
Identified intangible assets
Carrying Amount	58,675	58,675
Accumulated Amortization	47,632	42,583
Total identified intangibles, Net	11,043	16,092
Identified intangible (contract rights)
Identified intangible assets
Carrying Amount	1,742	1,568
Accumulated Amortization	595	351
Total identified intangibles, Net	$ 1,147	$ 1,217